BANK AND OTHER BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2021
Debt Instrument [Line Items]
Schedule of Bank and Other Borrowings

	As at December 31,
	2020	2021	2021
	RMB	RMB	US$
Total bank and other borrowings	2,116,924	2,477,948	388,844
Comprised of:
Short-term	24,481	136,510	21,421
Long-term, current portion	124,395	162,842	25,553
	148,876	299,352	46,974
Long-term, non-current portion	1,968,048	2,178,596	341,870
	2,116,924	2,477,948	388,844

Long-term Bank and Other Borrowings [Member]
Debt Instrument [Line Items]
Schedule of Maturities of Long-Term and Other Debt

	RMB	US$
Within one year	162,842	25,553
Between one and two years	253,016	39,704
Between two and three years	447,604	70,239
Between three and four years	493,452	77,433
Above four years	984,524	154,494
	2,341,438	367,423